Financial instruments and risk management - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interest bearing assets
Interest bearing assets
Financial assets	$ 1,082	$ 857
Interest bearing assets | Floating rate assets
Interest bearing assets
Financial assets	1,082	857
Cash and cash equivalents
Interest bearing assets
Financial assets	619	302
Interest rate swaps
Interest bearing assets
Financial assets	10	7
Currency swaps
Interest bearing assets
Financial assets	453	548
US Dollar | Interest bearing assets
Interest bearing assets
Financial assets	628	315
US Dollar | Interest bearing assets | Floating rate assets
Interest bearing assets
Financial assets	628	315
US Dollar | Cash and cash equivalents
Interest bearing assets
Financial assets	482	98
US Dollar | Currency swaps
Interest bearing assets
Financial assets	146	217
Other currencies | Interest bearing assets
Interest bearing assets
Financial assets	454	542
Other currencies | Interest bearing assets | Floating rate assets
Interest bearing assets
Financial assets	454	542
Other currencies | Cash and cash equivalents
Interest bearing assets
Financial assets	137	204
Other currencies | Interest rate swaps
Interest bearing assets
Financial assets	10	7
Other currencies | Currency swaps
Interest bearing assets
Financial assets	$ 307	$ 331